Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Write-offs
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	78,450	¥ 65,479	¥ 46,083
Remeasurement	84,411	70,506	49,454
Write-offs	(67,409)	(54,155)	(36,663)
Exchange differences on translating foreign operations	8,926	(3,380)	6,605
Balance at end of year	104,378	78,450	65,479
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	687	555	465
Remeasurement	249	158	77
Write-offs	(189)	(29)	(43)
Exchange differences on translating foreign operations	49	3	56
Balance at end of year	796	687	555
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,988	2,965	2,104
Remeasurement	(100)	299	526
Write-offs	(45)	(82)	6
Exchange differences on translating foreign operations	357	(194)	329
Balance at end of year	3,200	2,988	2,965
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	82,125	68,999	48,652
Remeasurement	84,560	70,963	50,057
Write-offs	(67,643)	(54,266)	(36,700)
Exchange differences on translating foreign operations	9,332	(3,571)	6,990
Balance at end of year	108,374	82,125	68,999
12-month ECL [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	41,028	37,139	26,467
Remeasurement	7,039	5,422	6,823
Write-offs
Exchange differences on translating foreign operations	4,174	(1,533)	3,849
Balance at end of year	52,241	41,028	37,139
12-month ECL [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	177	255	192
Remeasurement	52	(79)	46
Write-offs
Exchange differences on translating foreign operations	13	1	17
Balance at end of year	242	177	255
12-month ECL [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,668	1,502	976
Remeasurement	164	172	377
Write-offs
Exchange differences on translating foreign operations	161	(6)	149
Balance at end of year	1,993	1,668	1,502
12-month ECL [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	42,873	38,896	27,635
Remeasurement	7,255	5,515	7,246
Write-offs
Exchange differences on translating foreign operations	4,348	(1,538)	4,015
Balance at end of year	54,476	42,873	38,896
Lifetime ECL [member] | Not credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19,489	14,278	11,072
Remeasurement	2,928	5,695	1,732
Write-offs
Exchange differences on translating foreign operations	1,801	(484)	1,474
Balance at end of year	24,218	19,489	14,278
Lifetime ECL [member] | Not credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	198	94	69
Remeasurement	(14)	105	15
Write-offs
Exchange differences on translating foreign operations	16	(1)	10
Balance at end of year	200	198	94
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	35	62	10
Remeasurement	(15)	(27)	49
Write-offs
Exchange differences on translating foreign operations	4		3
Balance at end of year	24	35	62
Lifetime ECL [member] | Not credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19,722	14,434	11,151
Remeasurement	2,899	5,773	1,796
Write-offs
Exchange differences on translating foreign operations	1,821	(485)	1,487
Balance at end of year	24,442	19,722	14,434
Lifetime ECL [member] | Credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	17,933	14,062	8,544
Remeasurement	74,444	59,389	40,899
Write-offs	(67,409)	(54,155)	(36,663)
Exchange differences on translating foreign operations	2,951	(1,363)	1,282
Balance at end of year	27,919	17,933	14,062
Lifetime ECL [member] | Credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	312	206	204
Remeasurement	211	132	16
Write-offs	(189)	(29)	(43)
Exchange differences on translating foreign operations	20	3	29
Balance at end of year	354	312	206
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,285	1,401	1,118
Remeasurement	(249)	154	100
Write-offs	(45)	(82)	6
Exchange differences on translating foreign operations	192	(188)	177
Balance at end of year	1,183	1,285	1,401
Lifetime ECL [member] | Credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	19,530	15,669	9,866
Remeasurement	74,406	59,675	41,015
Write-offs	(67,643)	(54,266)	(36,700)
Exchange differences on translating foreign operations	3,163	(1,548)	1,488
Balance at end of year	¥ 29,456	¥ 19,530	¥ 15,669